Short-term Borrowings (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 9,709,793	$ 7,591,475
Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	7,135,182	6,631,710
Maximum | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	7,342,844	9,548,789
Monthly Average | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	5,254,122	6,024,224
Overnight Advance | Mortgage backed securities
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	4,617,608
Overnight Advance | U.S. government agency bonds
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	$ 2,517,574
Overnight Advance | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks		$ 8,500,000